Leases - Additional Information (Details) ₱ in Millions			1 Months Ended						12 Months Ended
	Dec. 15, 2022 TelecomTower	Apr. 19, 2022 TelecomTower	Dec. 31, 2022 PHP (₱) TelecomTower	Oct. 31, 2022 TelecomTower	Sep. 30, 2022 TelecomTower	Aug. 31, 2022 TelecomTower	Jun. 30, 2022 TelecomTower	Jan. 31, 2020 Site	Dec. 31, 2022 PHP (₱) TelecomTower Site	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases									₱ 8,331	₱ 6,547	₱ 5,781
Non-cash additions to ROU assets									34,274	7,314
non-cash additions to lease liabilities									34,277	7,314
Rental income relating to investment properties			₱ 51						51	48	₱ 51
ROU assets			28,863						28,863	20,081
Lease liabilities			10,477						10,477	₱ 4,555
Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets			1,646						1,646
Lease liabilities			₱ 1,506						1,506
MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net increase in lease liability									27,761
Net increase in ROU assets									₱ 14,984
TowerCos [Member] | MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower									4,665
TowerCos [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sites commitment covered | Site								200
Number of additional sites commitment covered | Site								936
Smart and DMPI [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower									4,665
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower		5,907
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower	1,662
Smart [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower			230	259	151	1,013	3,012
Leaseback period of towers sold		10 years
Smart [Member] | TowerCos [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of service orders issued to build-to-suit sites | Site									464
R F T I [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of build-to-suit sites | Site									210
Number of build-to-suit sites ready for service | Site									106